Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0001519881
Registrant Name	Ford Credit Auto Lease Two LLC
Registration File Number	333-287350
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A